Putnam Money Market Fund
Fund Summary
Goal
Putnam Money Market Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Money Market Fund	Class A		Class B		Class C		Class M	Class R	Class T1
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none		none		none		none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	1.00%	[1]
[1]	A deferred sales charge on class A, B, C, and T1 shares may apply to certain redemptions of shares purchased by exchange from another Putnam fund. The rate of the deferred sales charge for Class B shares will be determined based on the time between the original purchase of Class B shares from the other Putnam fund(s) and the date of redemption of shares from this fund.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Money Market Fund		Class A	Class B	Class C	Class M	Class R	Class T1
Management fees		0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and service (12b-1) fees		none	0.50%	0.50%	0.15%	0.50%	0.25%
Other expenses	[1]	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Total annual fund operating expenses		0.51%	1.01%	1.01%	0.66%	1.01%	0.76%
[1]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Money Market Fund - USD ($)		Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A		52	164	285	640
Class B	[1]	603	622	758	1,095
Class C		103	322	558	1,236
Class M		67	211	368	822
Class R		103	322	558	1,236
Class T1		78	243	422	942
[1]	Reflects assessment of deferred sales charge assuming Class B shares were acquired by exchange from one or more other Putnam funds immediately after purchase of shares from such other fund(s).

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Putnam Money Market Fund | Class B | USD ($)	103	322	558	1,095

Investments
We invest mainly in money market instruments that are high quality and have short-term maturities. We invest significantly in certificates of deposit, commercial paper (including asset-backed commercial paper), U.S. government debt and repurchase agreements, corporate obligations and time deposits. We may also invest in U.S. dollar denominated foreign securities of these types. We may consider, among other factors, credit and interest rate risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks
The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Although the fund only buys high quality investments, investments backed by a letter of credit have the risk that the provider of the letter of credit will not be able to fulfill its obligations to the issuer. The effects of inflation may erode the value of your investment over time.

The fund may not achieve its goal, and is not intended to be a complete investment program. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below certain required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares

Best calendar quarter Q3 2007 1.26% Worst calendar quarter Q3 2016 0.00%
Average annual total returns (for periods ending 12/31/16)
Average Annual Total Returns - Putnam Money Market Fund	1 Year	5 Years	10 Years
Class A	0.04%	0.02%	0.80%
Class B	(4.99%)	(0.39%)	0.68%
Class C	(0.99%)	0.01%	0.68%
Class M	0.02%	0.01%	0.76%
Class R	0.01%	0.01%	0.67%
Class T1	0.01%	0.01%	0.73%

Class B share performance reflects conversion to class A shares after eight years.